FAIR VALUE OF FINANCIAL INSTRUMENTS - Valuation Techniques and Key Inputs (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in fair value measurement, assets [abstract]
Derivative liabilities	$ 13,895	$ 13,758
Level 2
Reconciliation of changes in fair value measurement, assets [abstract]
Derivative assets	184	55
Derivative liabilities	55	48
Level 2 | Financial assets (current and non-current)
Reconciliation of changes in fair value measurement, assets [abstract]
Derivative liabilities	55	48
Level 2 | Recurring fair value measurement | Market approach | Financial assets (current and non-current)
Reconciliation of changes in fair value measurement, assets [abstract]
Derivative liabilities	55	48
Financial assets (current and non-current) | Level 2
Reconciliation of changes in fair value measurement, assets [abstract]
Derivative assets	184	55
Financial assets (current and non-current) | Level 2 | Recurring fair value measurement | Market approach
Reconciliation of changes in fair value measurement, assets [abstract]
Derivative assets	$ 184	$ 55